Exhibit 99.1

Harley-Davidson Motorcycle Trust 2010-1

$130,000,000.00 0.31325% Motorcycle Contract Backed Notes, Class A-1

$182,000,000.00 0.83% Motorcycle Contract Backed Notes, Class A-2

$148,000,000.00 1.16% Motorcycle Contract Backed Notes, Class A-3

$77,610,000.00 1.53% Motorcycle Contract Backed Notes, Class A-4

$25,820,000.00 1.99% Motorcycle Contract Backed Notes, Class B

$36,570,000.00 2.59% Motorcycle Contract Backed Notes, Class C

$70,765,786.32 0.00% Motorcycle Contract Backed Certificate

Monthly Report

For the October 15, 2014 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of November 01, 2010, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on November 24, 2010

Beginning of Due Period	09/01/2014
End of Due Period	09/30/2014
Determination Date	10/06/2014
Record Date	10/14/2014
Distribution Date	10/15/2014
Number of days in Interest Period (ACT/360 basis)	30
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	51,270	10/31/2010	11/23/2010	$670,765,786.32
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	51,270			$670,765,786.32

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$85,045,094.43

Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	3,150,634.10
Principal collections on Contracts paid off in full during Due Period	2,172,472.39
Balance of Contracts liquidated during Due Period	271,365.71
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	771.76
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		5,595,243.96

Aggregate Principal Balance at end of Due Period		$79,449,850.47
Pool factor		0.1184465

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Certificate	Total

Original Note Balance	$130,000,000.00	$182,000,000.00	$148,000,000.00	$77,610,000.00	$25,820,000.00	$36,570,000.00	$70,765,786.32	$670,765,786.32

Note balance at beginning of Due Period	—	—	—	—	—	14,279,308.11	70,765,786.32	85,045,094.43

Principal Distributable Amount	—	—	—	—	—	5,595,243.96	—	5,595,243.96

Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—	—

Amounts otherwise distributable to Class C that have been distributed to Class A or Class B	—	—	—	—	—	—	—	—

Mandatory Redemption Amount	—	—	—	—	—	—	—	—

Note and Certificate Principal Carryover Shortfall	—	—	—	—	—	—	—	—

Total principal paid	—	—	—	—	—	5,595,243.96	—	5,595,243.96

Note and Certificate balance at end of Due Period	—	—	—	—	—	8,684,064.15	70,765,786.32	79,449,850.47

Note and Certificate factor at beginning of Due Period	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.3904651	1.0000000

Note and Certificate factor at end of Due Period	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.2374642	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount

A-1	—	—	0.31325%	30	ACT/360	—	—	—
A-2	—	—	0.83%	30	30/360	—	—	—
A-3	—	—	1.16%	30	30/360	—	—	—
A-4	—	—	1.53%	30	30/360	—	—	—
B	—	—	1.99%	30	30/360	—	—	—
C	14,279,308.11	—	2.59%	30	30/360	30,819.51	—	30,819.51
Certificate	70,765,786.32	—	0.00%	30	30/360	—	—	—
Totals	$85,045,094.43	—				$30,819.51	—	$30,819.51

  IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$5,271,836.18
Interest collections on Contracts during Due Period	961,651.49
Net Liquidation Proceeds	224,106.31
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	107,339.20
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	156.72
Investment Earnings - Interest Reserve Account	—

Total Available Monies		$6,565,089.90

Distribution of Available Monies in order of priority:

Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	110,724.57
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	70,870.91
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	200.00
Class A Note Interest Distributable Amount	—
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	—
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	30,819.51
Class A Note Principal Distributable Amount	—
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	5,595,243.96
Certificate Principal Distributable Amount	—

Total distribution of fees, interest and principal	5,807,858.95

Excess Amounts (Shortfall)		757,230.95

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	757,230.95

Total distribution of Available Monies		$6,565,089.90

  V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$2,145,145.96
b) 1.00% of the aggregate initial note balance	6,707,657.86
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	4,766,991.03
Specified Reserve Fund Balance		$6,707,657.86

Reserve Fund balance at beginning of Due Period		$6,707,657.86

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	130.32

Total additions		130.32

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	130.32

Total withdrawals		130.32

Reserve Fund balance at end of Due Period		$6,707,657.86

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	47
Trigger Status? Yes or No	No

Monthly Losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period

Principal Balance of Liquidated Contracts for the Due Period	39	$322,636.02	0.379%

Less:
Net Liquidation Proceeds for the Due Period	29	224,106.31	0.264%

Net Liquidation Losses for the Due Period		98,529.71	0.116%

Annualized Net Liquidation Losses (Loss Ratio)			1.390%

Average Loss Ratio

Annualized Net Liquidation Losses (Loss Ratio) - current Distribution Date		1.390%
Annualized Net Liquidation Losses (Loss Ratio) - prior Distribution Date		0.636%
Annualized Net Liquidation Losses (Loss Ratio) - second prior Distribution Date		-0.775%
Three-month Average Loss Ratio		0.417%

Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 month or greater	6.000%

Cumulative Losses

			% of Initial Principal
	Number of Contracts	Amount	Balance

Cumulative Liquidated Contracts	3,115	$38,357,495.45	5.718%
Cumulative Net Liquidation Proceeds	2,799	24,907,401.09	3.713%
Cumulative Net Liquidation Losses		13,450,094.36	2.005%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$4,317.85

Cumulative Loss Ratio

Cumulative Loss Ratio		2.005%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.250%
13 - 24	3.500%
25 - 36	5.000%
37 - 48	6.000%

49 or greater	6.750%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period
30 - 59	367	$2,857,526.03	$52,206.74	3.360%
60 - 89	113	860,902.07	23,734.40	1.012%
90 - 119	64	455,502.94	17,907.59	0.536%
120+	30	278,571.52	13,490.47	0.328%
Totals	574	$4,452,502.56	$107,339.20	5.235%

60+ Delinquency Amount	207	$1,594,976.53		1.875%

Average Delinquency Ratio

Delinquency Ratio - current Distribution Date		1.875%
Delinquency Ratio - prior Distribution Date		1.788%
Delinquency Ratio - second prior Distribution Date		1.868%
Three-month Average Delinquency Ratio		1.844%

Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	3.750%
13 - 24	4.250%
25 - 36	4.750%
37 or greater	5.250%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	14,059	13,534
Principal Balance of Contracts	$85,045,094.43	$79,449,850.47
Weighted average original term	78.42	78.61
Weighted average remaining term	28.56	27.86
Weighted average age	49.86	50.75
One month prepayments (ABS)	1.32%	1.32%
Weighted average Contract Rate	13.57%	13.62%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	636,416.12	0.80%
5.001% - 10.000%	17,255,282.04	21.72%
10.001% - 15.000%	36,348,918.39	45.75%
15.001% - 20.000%	14,959,013.07	18.83%
> 20.000%	10,250,220.85	12.90%

Advances made by Servicer in current Due Period	$107,339.20
Unreimbursed Advances due to Servicer	110,724.57
Number of Contracts purchased by Seller or Servicer	—
Principal Balance of Contracts purchased by Seller or Servicer	—
Purchase Price of Contracts purchased by Seller or Servicer	—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of November 1, 2010 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2010-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from September 1, 2014 to September 30, 2014 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 6th day of October, 2014.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary